SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Unobservable Inputs (Details)	Dec. 31, 2023	Dec. 31, 2022
WACC
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Available-for-sale	12	12
Discount for lack of marketability
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Available-for-sale	35	34
Expected volatility
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Available-for-sale	36	52